Stock-Based Compensation - Stock Option Activity and Related Information (Detail) (USD $)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2012
Options Outstanding
Balance at beginning of period		156,659	12,500
Granted	12,500	286,323	144,159
Exercised		(11,465)
Cancelled
Expired		(2,154)
Forfeited		(67,885)
Balance at end of period	12,500	361,478	156,659
Exercisable at end of period		87,906
Weighted -Average Exercise Price
Balance at beginning of period		$ 0.36	$ 0.18
Granted	$ 0.18	$ 0.81	$ 0.39
Exercised		$ 0.22
Cancelled
Expired		$ 0.54
Forfeited		$ 0.45
Balance at end of period	$ 0.18	$ 0.71	$ 0.36
Exercisable at end of period		$ 0.47
Weighted- Average Remaining Contractual Term
Balance at end of period		9 years 5 months 12 days	9 years 5 months 12 days
Exercisable at end of period		9 years 7 days	9 years 2 months 1 day
Aggregate Intrinsic Value
Balance at end of period		$ 111,075	$ 37,200
Exercisable at end of period		$ 47,955	$ 3,966